Business Combinations - Summary of Revenue and Profit or Loss of the Group in Business Combination (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2017
Sanyo Special Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Revenue	¥ 6,363,765
Profit before income taxes	¥ 259,145
Nisshin Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Revenue		¥ 5,222,392
Profit before income taxes		¥ 199,831